T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND
May 31, 2020 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.2%
Alabama 0.9%
Black Belt Energy Gas Dist. , Series A, VRDN, 4.00%, 8/1/47
(Tender 7/1/22)	1,040	1,098
Black Belt Energy Gas Dist. , Series A, VRDN, 4.00%, 12/1/48
(Tender 12/1/23)	10,105	10,882
Jefferson County, Series A, GO, 5.00%, 4/1/21	1,500	1,557
Jefferson County, Series A, GO, 5.00%, 4/1/22	2,900	3,140
		16,677

Arizona 2.0%
Arizona Dept. of Transportation State Highway Fund Revenue,
Sub Highway Revenue, Series A, 5.00%, 7/1/21	2,000	2,104
Maricopa County IDA, Banner Health Group, FRN, 100% of
MUNIPSA + 0.38%, 0.52%, 1/1/35 (Tender 10/18/22)	3,895	3,837
Maricopa County IDA, Banner Health Group, FRN, 100% of
MUNIPSA + 0.57%, 0.71%, 1/1/35 (Tender 10/18/24)	7,445	7,307
Maricopa County IDA, Banner Health Group, VRDN, 5.00%,
1/1/46 (Tender 5/15/26)	7,000	8,384
Maricopa County IDA, Banner Health Group, Series B, VRDN,
5.00%, 1/1/48 (Tender 10/18/22)	2,325	2,537
Phoenix Civic Improvement, Junior Lien, Series B, GO, 5.00%,
7/1/23 (1)	2,000	2,210
Phoenix Civic Improvement, Junior Lien, Series B, GO, 5.00%,
7/1/24 (1)	1,000	1,135
Phoenix Civic Improvement, Junior Lien, Series B, GO, 5.00%,
7/1/25 (1)	1,250	1,452
Phoenix Civic Improvement, Phoenix Sky Harbor Int'l. Airport,
Series A, 5.00%, 7/1/20 (1)	1,240	1,244
Phoenix Civic Improvement, Phoenix Sky Harbor Int'l. Airport,
Series A, 5.00%, 7/1/21 (1)	400	416
Phoenix Civic Improvement, Phoenix Sky Harbor Int'l. Airport,
Series A, 5.00%, 7/1/22 (1)	975	1,047
Salt River Agricultural Improvement & Power Dist. , Series
2011A, 5.00%, 12/1/28	1,500	1,605

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Salt River Agriculture Improvement & Power Dist. , 5.00%,
1/1/24	5,300	6,179
		39,457

California 7.5%
California, GO, 5.00%, 9/1/21	5,875	6,220
California, GO, 5.00%, 4/1/22	1,185	1,287
California, GO, 5.00%, 10/1/22	17,290	19,166
California, GO, 5.00%, 10/1/23	2,000	2,305
California, GO, 5.00%, 11/1/23	10,500	12,138
California, GO, 5.25%, 9/1/22	10,175	11,298
California, GO, Refunding, 5.00%, 10/1/22	4,000	4,434
California, Various Purpose, GO, 4.00%, 3/1/24	18,780	21,277
California, Various Purpose, GO, 4.00%, 3/1/27	10,000	12,113
California HFFA, Kaiser Permanente, Series D, VRDN, 5.00%,
11/1/32 (Tender 11/1/22)	5,975	6,569
California, Index Floating Rate Bond, Series B, GO, FRN, 70% of
1M USD LIBOR + 0.76%, 0.991%, 12/1/31 (Tender 12/1/21)	3,750	3,729
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/21	300	307
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/22	500	530
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/23	500	548
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/24	600	678
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/25	1,025	1,186
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/26	1,125	1,331
California Statewide CDA, Viamonte Senior Living, 3.00%,
7/1/25	3,000	3,025
Long Beach Harbor Revenue, Series C, 4.00%, 7/15/21	3,000	3,115
Los Angeles County Public Works Fin. Auth. , 5.00%, 8/1/21	750	790

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Los Angeles Dept. of Airports, Los Angeles Intern, 5.00%,
5/15/23 (1)	3,000	3,319
San Diego Assoc. of Gov'ts, Green Bond-Mid Coast Corridor,
5.00%, 11/15/23	5,000	5,537
San Francisco City & County Int'l. Airport, Gov't. Purpose,
Unrefunded Balance, Series C, 5.00%, 5/1/21	1,565	1,570
San Francisco City & County Int'l. Airport, Gov't. Purpose,
Unrefunded Balance, Series C, 5.00%, 5/1/22	2,750	2,759
San Francisco City & County Int'l. Airport, Series 2018A, 5.00%,
5/1/22 (1)	1,025	1,099
San Francisco City & County Int'l. Airport, Series D, 5.00%,
5/1/22 (1)	1,325	1,420
San Francisco City & County Int'l. Airport, Series D, 5.00%,
5/1/23 (1)	800	882
San Francisco City & County Int'l. Airport, Unrefunded Balance,
Series 2018A, 5.00%, 5/1/23 (1)	800	882
Univ. of California Regents, Series AK, VRDN, 5.00%, 5/15/48
(Tender 5/15/23)	14,000	15,892
		145,406

Colorado 2.2%
Colorado HFA, Catholic Health Initiatives, Series B-1, 5.00%,
7/1/26 (Prerefunded 11/9/22) (2)	1,745	1,931
Colorado HFA, Christian Living Neighborhoods, 4.00%, 1/1/21	375	372
Colorado HFA, Christian Living Neighborhoods, 4.00%, 1/1/22	400	391
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/23	750	740
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/24	630	618
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/25	600	585
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26	550	534
Colorado HFA, Commonspirit Health, Series B-2, VRDN, 5.00%,
8/1/49 (Tender 8/1/26)	1,000	1,149
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/22	1,800	1,958
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/23	1,600	1,796
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/24	1,150	1,326

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/25	2,150	2,538
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27	2,050	2,511
Colorado, Series A, GO, 5.00%, 12/15/24	2,830	3,384
Denver City & County, Series A, 5.00%, 8/1/22	2,000	2,191
Denver City & County, Series A, 5.00%, 8/1/23	2,300	2,612
Denver City & County Airport, Series A, 5.00%, 11/15/20	3,435	3,500
Denver City & County Airport, Series A, 5.00%, 11/15/20 (1)	3,300	3,360
Denver City & County Airport, Series A, 5.25%, 11/15/22 (1)	1,540	1,638
Denver City & County Airport, Series B, 5.00%, 11/15/20	1,000	1,019
Denver Convention Center Hotel Auth. , 4.00%, 12/1/21	500	505
Denver Convention Center Hotel Auth. , 5.00%, 12/1/22	2,350	2,439
E-470 Public Toll Highway, Series A, 5.00%, 9/1/20	2,000	2,022
E-470 Public Toll Highway, Series B, FRN, 67% of 1M USD
LIBOR + 1.05%, 1.164%, 9/1/39 (Tender 9/1/21)	3,075	3,065
		42,184

Connecticut 0.2%
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 9/1/23	3,000	3,378
		3,378

District of Columbia 1.3%
Dist. of Columbia, Income Tax, Series A, GO, 5.00%, 3/1/26	3,100	3,878
Dist. of Columbia, Income Tax, Series C, 5.00%, 12/1/22	4,620	5,172
Metropolitan Washington Airports Auth. , 5.00%, 10/1/24 (1)	1,155	1,333
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/23 (1)	6,460	7,255
Metropolitan Washington Airports Auth. , Series A, 5.00%,
10/1/24 (1)	3,975	4,589
Metropolitan Washington Airports Auth. , Airport System
Revenue, Series A, 5.00%, 10/1/24 (1)	2,000	2,170
		24,397

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Florida 8.0%
Alachua County HFA, Shands Teaching Hospital, 5.00%,
12/1/25	1,225	1,426
Alachua County HFA, Shands Teaching Hospital, 5.00%,
12/1/26	500	592
Alachua County HFA, Shands Teaching Hospital, VRDN, 5.00%,
12/1/37 (Tender 12/1/26)	1,000	1,186
Brevard County HFA, Health First, 5.00%, 4/1/21	1,000	1,038
Brevard County HFA, Health First, 5.00%, 4/1/23	1,895	2,094
Broward County Airport System Revenue, 5.00%, 10/1/21 (1)	550	579
Broward County Airport System Revenue, 5.00%, 10/1/22 (1)	425	460
Broward County Airport System Revenue, 5.00%, 10/1/23 (1)	675	753
Broward County Airport System Revenue, Series A, 5.00%,
10/1/23 (1)	1,250	1,394
Broward County Airport System Revenue, Series A, 5.00%,
10/1/24 (1)	1,250	1,431
Broward County Airport System Revenue, Series A, 5.00%,
10/1/25 (1)	2,065	2,418
Broward County Airport System Revenue, Series B, 5.00%,
10/1/23 (1)	1,375	1,533
Broward County Airport System Revenue, Series B, 5.00%,
10/1/24 (1)	1,400	1,603
Broward County Airport System Revenue, Series B, 5.00%,
10/1/25 (1)	1,500	1,757
Broward County Airport System Revenue, Series C, 5.00%,
10/1/25 (1)	1,235	1,446
Broward County Airport System Revenue, Series P-1, 5.00%,
10/1/22 (1)	2,500	2,707
Broward County Water & Sewer Utility Revenue, Series B,
5.00%, 10/1/22	1,395	1,551
Central Florida Expressway Auth. , Senior Lien, 5.00%, 7/1/20	375	376
Central Florida Expressway Auth. , Senior Lien, 5.00%, 7/1/21	325	339
Central Florida Expressway Auth. , Senior Lien, 5.00%, 7/1/22	750	812
Central Florida Expressway Auth. , Senior Lien, 5.00%, 7/1/23	740	828
Central Florida Expressway Auth. , Senior Lien, 5.00%, 7/1/24	250	288

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Florida, Board of Ed. , Capital Outlay, Series B, GO, 5.00%,
6/1/25	7,340	9,004
Florida, Board of Ed. , Capital Outlay, Series C, GO, 5.00%,
6/1/22	11,250	12,330
Florida, Board of Ed. , Capital Outlay, Series C, GO, 5.00%,
6/1/25	5,610	6,645
Florida, Board of Ed. , Capital Outlay, Series E, GO, 5.00%,
6/1/31	9,065	10,936
Florida, Board of Ed. , Capital Outlay, Series E, GO, 5.00%,
6/1/25	7,425	9,108
Florida Dept. of Environmental Protection, Series A, 5.00%,
7/1/22	4,800	5,279
Florida DOT, Right of Way Acquisition & Bridge Construction,
GO, 5.00%, 7/1/27	4,290	5,581
Florida DOT, Right of Way Acquisition & Bridge Construction,
Series A, GO, 5.00%, 7/1/21	4,420	4,650
Florida DOT, Right of Way Acquisition & Bridge Construction,
Series A,GO, 5.00%, 7/1/22	4,655	5,118
Florida DOT, Turnpike Auth. , Series A, 5.00%, 7/1/22	11,300	12,429
Florida DOT, Turnpike System Revenue, Series A, 4.00%,
7/1/30	4,000	4,467
Florida Municipal Power Agency, All-Requirements Power
Supply, 5.00%, 10/1/21	685	727
Florida Municipal Power Agency, All-Requirements Power
Supply, 5.00%, 10/1/22	1,265	1,391
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/20 (1)	2,700	2,735
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/23 (1)	3,300	3,705
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/25 (1)	5,000	5,932
Greater Orlando Aviation Auth. , Series A, 5.00%, 10/1/28 (1)	3,000	3,768
Jacksonville Electric Auth. , Water & Sewer, Series A, 5.00%,
10/1/22 (3)	1,000	1,109
Martin County HFA, Memorial Medical Center, 5.00%,
11/15/22 (3)	1,445	1,611
Miami-Dade County Aviation Revenue, Series B, 5.00%,
10/1/20 (1)	1,150	1,165
Miami-Dade County Expressway Auth. , Series A, 5.00%, 7/1/24	1,530	1,659
Miami-Dade County Expressway Auth. , Series B, 5.00%, 7/1/21	2,070	2,160

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Miami-Dade County Expressway Auth. , Series B, 5.00%, 7/1/22	3,250	3,517
Orange County Convention Center, Tourist Dev. Tax, 5.00%,
10/1/23	3,350	3,633
Orange County School Board, Series C, 5.00%, 8/1/28	1,750	2,258
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/21	400	418
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/22	500	541
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/23	700	781
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/24	610	699
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/25	600	702
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/26	600	714
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/20	1,150	1,159
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/21	500	523
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/22	580	628
Tampa, Baycare Health, Series A, 5.00%, 11/15/25	1,500	1,617
		155,310

Georgia 5.1%
Atlanta Water & Wastewater, 5.00%, 11/1/31	5,000	5,943
Burke County Dev. Auth. , Georgia Power Plant Vogtle, VRDN,
2.15%, 10/1/32 (Tender 6/13/24)	7,500	7,681
Burke County Dev. Auth. , Georgia Power Plant Vogtle, VRDN,
2.25%, 10/1/32 (Tender 5/25/23)	2,450	2,506
Cobb County Kennestone Hosp. Auth. , Series A, RAC, 5.00%,
4/1/21	355	366
Cobb County Kennestone Hosp. Auth. , Series A, RAC, 5.00%,
4/1/23	350	387
Cobb County Kennestone Hosp. Auth. , Series A, RAC, 5.00%,
4/1/24	350	398
Cobb County Kennestone Hosp. Auth. , Series A, RAC, 5.00%,
4/1/25	350	407

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Forsyth County School Dist. , GO, 5.00%, 2/1/22	9,140	9,876
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/21	160	165
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/22	700	748
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/24	500	569
Fulton County Dev. Auth. , WellStar Health. , Series A, RAC,
5.00%, 4/1/25	400	466
Gainesville & Hall County Hosp. Auth. , Northeast Georgia Health
System, Series A, 5.00%, 2/15/25	245	284
Gainesville & Hall County Hosp. Auth. , Northeast Georgia Health
System, Series B, 5.00%, 2/15/21	705	725
Gainesville & Hall County Hosp. Auth. , Northeast Georgia Health
System, Series B, 5.00%, 2/15/23	500	555
Gainesville & Hall County Hosp. Auth. , Northeast Georgia Health
System, Series B, 5.00%, 2/15/24	750	859
Georgia, Series A-1, GO, 5.00%, 2/1/22	4,800	5,187
Georgia, Series C, GO, 5.00%, 7/1/23	3,600	4,127
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health, RAC, 4.00%, 8/1/20	2,835	2,851
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health, RAC, 5.00%, 8/1/22	1,220	1,319
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health, RAC, 5.00%, 8/1/24	4,535	5,210
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health, RAC, 5.00%, 8/1/25	4,760	5,581
Glynn-Brunswick Memorial Hosp. Auth. , Southeast Georgia
Health, RAC, 5.00%, 8/1/27	1,500	1,743
LaGrange-Troup County Hosp. Auth. , WellStar Health, RAC,
5.00%, 4/1/22	300	321
LaGrange-Troup County Hosp. Auth. , WellStar Health, RAC,
5.00%, 4/1/23	325	359
LaGrange-Troup County Hosp. Auth. , WellStar Health, RAC,
5.00%, 4/1/25	500	582
Main Street Natural Gas, Series B, VRDN, 4.00%, 8/1/49
(Tender 12/2/24)	8,800	9,806

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Main Street Natural Gas, Series C, VRDN, 4.00%, 8/1/48
(Tender 12/1/23)	5,050	5,492
Main Street Natural Gas, Series D, FRN, 67% of 1M USD LIBOR
+ 0.83%, 1.08%, 8/1/48 (Tender 12/1/23)	5,200	5,042
Main Street Natural Gas, Series E, FRN, 100% of MUNIPSA +
0.57%, 0.71%, 8/1/48 (Tender 12/1/23)	5,000	4,850
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)	6,040	6,660
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/21	265	270
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/22	375	394
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/23	550	593
Municipal Electric Auth. of Georgia, General Power Revenue,
Series HH, 5.00%, 1/1/21	700	713
Municipal Electric Auth. of Georgia, General Power Revenue,
Series HH, 5.00%, 1/1/22	2,085	2,188
Municipal Electric Auth. of Georgia, General Power Revenue,
Series HH, 5.00%, 1/1/23	2,925	3,156
		98,379

Hawaii 0.5%
State of Hawaii, Series FT, GO, 5.00%, 1/1/24	4,000	4,655
State of Hawaii Airports System Revenue, 5.00%, 7/1/22 (1)	5,130	5,349
		10,004

Idaho 0.1%
Idaho HFA, Saint Luke's Health System, Series C, VRDN, 0.06%,
3/1/48	2,150	2,150
		2,150

Illinois 4.4%
Chicago Midway Int'l Airport, Series A, 5.00%, 1/1/25 (1)	2,470	2,732
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/22 (1)	9,000	9,476

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (1)	6,000	6,761
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/22	3,900	4,140
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/23	3,750	4,096
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/21	1,750	1,790
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/22	1,700	1,804
Chicago Transit Auth. , Capital Grant, GAN, 5.00%, 6/1/20	1,500	1,500
Chicago Transit Auth. , Capital Grant, GAN, 5.00%, 6/1/21	600	622
Chicago Wastewater, Series B, 5.00%, 1/1/21	1,500	1,531
Chicago Wastewater, Series B, 5.00%, 1/1/22	1,100	1,161
Chicago Wastewater, Series B, 5.00%, 1/1/23	1,850	2,015
Chicago Wastewater, Series B, 5.00%, 1/1/24	2,140	2,397
Chicago Wastewater, Series C, 5.00%, 1/1/22	1,000	1,056
Chicago Waterworks, 5.00%, 11/1/22	1,000	1,078
Chicago Waterworks, 5.00%, 11/1/23	3,750	4,149
Chicago Waterworks, 5.00%, 11/1/24	3,850	4,360
Chicago Waterworks, Series A-1, 5.00%, 11/1/23	1,300	1,438
Chicago Waterworks, Series A-1, 5.00%, 11/1/24	460	521
Illinois, GO, 5.00%, 1/1/21 (4)	220	220
Illinois, GO, 5.00%, 2/1/21	2,550	2,566
Illinois, GO, 5.125%, 5/1/22	900	917
Illinois, Series A, GO, 5.00%, 11/1/25	3,825	3,903
Illinois, Series B, GO, 5.00%, 9/1/25	5,000	5,099
Illinois, Series D, GO, 5.00%, 11/1/21	6,300	6,383
Illinois, Series D, GO, 5.00%, 11/1/23	2,230	2,275
Illinois Fin. Auth. , Northshore University Health, 5.00%, 8/15/23	1,000	1,124
Illinois Fin. Auth. , Northshore University Health, 5.00%, 8/15/24	1,000	1,155
Illinois Fin. Auth. , Northshore University Health, 5.00%, 8/15/25	1,250	1,480
Metropolitan Pier & Exposition Auth. , McCormick Place, Series
B, 5.00%, 12/15/20	4,840	4,860
Northern Illinois Municipal Power Agency, Series A, 5.00%,
12/1/20	910	931

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Railsplitter Tobacco Settlement Auth. , 5.00%, 6/1/23	1,800	1,995
		85,535

Indiana 0.4%
Indiana Fin. Auth, Indiana Univ. , VRDN, 1.65%, 12/1/42 (Tender
7/1/22)	3,700	3,755
Indiana Fin. Auth. , Methodist Hosp. , Series A, 5.00%, 9/15/20	655	661
Indiana Fin. Auth. , Methodist Hosp. , Series A, 5.00%, 9/15/21	1,295	1,349
Indiana Fin. Auth. , Methodist Hosp. , Series A, 5.00%, 9/15/22	640	686
Indiana Fin. Auth. , Methodist Hosp. , Series A, 5.00%, 9/15/23	815	897
Indiana Fin. Auth. , Methodist Hosp. , Series A, 5.00%, 9/15/24	845	951
		8,299

Iowa 1.1%
Iowa Fin. Auth. , Midwestern Fertilizer, 3.125%, 12/1/22	825	816
Iowa Fin. Auth. , Unity Point Health, Series B, 5.00%, 2/15/21	1,300	1,331
Iowa Fin. Auth. , Unity Point Health, Series B, 5.00%, 2/15/22	1,200	1,294
Iowa Fin. Auth. , Unity Point Health, Series B, 5.00%, 2/15/23	1,000	1,104
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)	14,285	16,824
		21,369

Kansas 0.0%
Lenexa City, Lakeview Village, Health Care Fac. , Series A,
5.00%, 5/15/23	650	669
		669

Kentucky 2.0%
Ashland Medical Center Revenue, DBA King's Daughter's
Medical Center, Series 2019, 5.00%, 2/1/22	500	526
Ashland Medical Center Revenue, DBA King's Daughter's
Medical Center, Series 2019, 5.00%, 2/1/23	625	677
Ashland Medical Center Revenue, DBA King's Daughter's
Medical Center, Series 2019, 5.00%, 2/1/24	575	638

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Ashland Medical Center Revenue, DBA King's Daughter's
Medical Center, Series 2019, 5.00%, 2/1/25	610	692
Ashland Medical Center Revenue, DBA King's Daughter's
Medical Center, Series 2019, 5.00%, 2/1/26	550	634
Kentucky Economic DFA, Owensboro Medical Health, 5.00%,
6/1/21	1,235	1,264
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/21	1,200	1,228
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/22	1,150	1,203
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/23	2,000	2,130
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/24	1,115	1,206
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25	1,400	1,533
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26	2,175	2,401
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/20	4,350	4,350
Kentucky Public Energy Auth. , Series A, VRDN, 4.00%, 4/1/48
(Tender 4/1/24)	2,500	2,682
Kentucky Public Energy Auth. , Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)	11,305	12,556
Louisville & Jefferson County Regional Airport Auth. , UPS
Worldwide Forwarding , Series B, VRDN, 0.17%, 1/1/29 (1)	300	300
Russell, Bon Secours Health System, 5.00%, 11/1/22 (3)	3,555	3,944
		37,964

Louisiana 0.4%
Louisiana Offshore Terminal Auth. , Loop Project, Series A,
VRDN, 1.65%, 9/1/27 (Tender 12/1/23)	1,750	1,728
New Orleans Aviation Board, Series B, 5.00%, 1/1/21 (1)	525	537
New Orleans Aviation Board, Series B, 5.00%, 1/1/22 (1)	325	346
New Orleans Aviation Board, Series B, 5.00%, 1/1/23 (1)	250	273
New Orleans Aviation Board, Series B, 5.00%, 1/1/24 (1)	225	254

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
New Orleans Aviation Board, Series B, 5.00%, 1/1/25 (1)	250	289
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.10%,
6/1/37 (Tender 7/1/24)	2,000	1,831
Tobacco Settlement Fin. , Series A, 5.00%, 5/15/22	1,685	1,766
Tobacco Settlement Fin. , Series A, 5.00%, 5/15/23	1,000	1,070
		8,094

Maryland 5.4%
Baltimore City, Convention Center Hilton Hotel, 5.00%, 9/1/20	500	470
Baltimore City, Convention Center Hilton Hotel, 5.00%, 9/1/22	1,100	976
Baltimore City, Convention Center Hilton Hotel, 5.00%, 9/1/23	500	445
Baltimore City, Convention Center Hilton Hotel, 5.00%, 9/1/24	1,950	1,736
Baltimore City, Convention Center Hilton Hotel, 5.00%, 9/1/25	2,040	1,818
Baltimore City, Water, Series C, 5.00%, 7/1/20	1,095	1,099
Baltimore City, Water, Series C, 5.00%, 7/1/21	1,555	1,633
Baltimore County, Series B, GO, 5.00%, 8/1/27	5,675	6,701
Gaithersburg, Economic Dev. , Asbury Maryland Obligated
Group, Series B, 5.00%, 1/1/27	6,040	6,329
Howard County, Consolidated Public Improvement, Series B,
GO, 5.00%, 2/15/23	4,475	5,053
Maryland, Series B, GO, 5.00%, 8/1/24	5,800	6,921
Maryland DOT, 5.00%, 2/1/22	5,805	6,273
Maryland Economic Dev. , Ports America Chesapeake, Series A,
5.00%, 6/1/21	500	510
Maryland Economic Dev. , Ports America Chesapeake, Series A,
5.00%, 6/1/22	395	410
Maryland Economic Dev. , Ports America Chesapeake, Series A,
5.00%, 6/1/23	325	342
Maryland Economic Dev. , Ports America Chesapeake, Series A,
5.125%, 6/1/20 (3)	350	350
Maryland Economic Dev. , Purple Line Light Rail, Series A,
5.00%, 3/31/24 (1)	7,955	7,909
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 9/30/24 (1)	250	248

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Maryland Economic Dev. , Purple Line Light Rail, Series D,
5.00%, 3/31/29 (1)	790	779
Maryland HHEFA, Adventist Healthcare, Series A, 5.25%,
1/1/25	1,000	1,132
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/26	1,230	1,430
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/27	2,500	2,950
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/20	1,000	1,004
Maryland HHEFA, Greater Baltimore Medical Center, 5.25%,
7/1/24 (Prerefunded 7/1/21) (2)	65	68
Maryland HHEFA, Greater Baltimore Medical Center,
Unrefunded Balance, Series C, 5.25%, 7/1/24	335	349
Maryland HHEFA, LifeBridge Health, Carroll Hosp. , Series A,
5.00%, 7/1/25 (Prerefunded 7/1/22) (2)	500	548
Maryland HHEFA, LifeBridge Health, Carroll Hosp. , Series A,
5.00%, 7/1/27 (Prerefunded 7/1/22) (2)	500	548
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/25	2,000	2,341
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/23	350	388
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/24	350	398
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/25	665	773
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26	1,250	1,478
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/21 (3)	4,040	4,246
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/22 (3)	2,615	2,867
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/23 (3)	9,000	10,269
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/24 (3)	795	938
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/26
(Prerefunded 7/1/24) (2)	1,535	1,826
Montgomery County, Series C, GO, 5.00%, 10/1/24	4,285	5,143
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/21	7,330	7,727

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 9/15/22	5,000	5,549
Prince George's County, Consolidated Public Improvement,
Series C, GO, 5.00%, 8/1/23	1,740	2,001
Rockville, Ingleside at King Farm, Series C-2, 3.00%, 11/1/25	265	246
		104,221

Massachusetts 1.9%
Commonwealth of Massachusetts, Series C, GO, 5.00%, 7/1/27
(Prerefunded 7/1/22) (2)	8,640	9,502
Commonwealth of Massachusetts, Series E, GO, 5.00%, 9/1/25
(Prerefunded 9/1/22) (2)	7,390	8,187
Commonwealth of Massachusetts, Series F, GO, 5.00%,
11/1/25 (Prerefunded 11/1/22) (2)	10,000	11,158
Massachusetts Ed. Fin. Auth. , Series J, 5.00%, 7/1/21 (1)	1,610	1,665
Massachusetts Ed. Fin. Auth. , Series J, 5.00%, 7/1/22 (1)	2,000	2,128
Massachusetts Ed. Fin. Auth. , Series J, 5.00%, 7/1/23 (1)	2,000	2,185
Massachusetts Ed. Fin. Auth. , Series J, 5.00%, 7/1/24 (1)	2,000	2,237
		37,062

Michigan 3.5%
Detroit City School Dist. , Series C, GO, 5.25%, 5/1/25	8,395	9,468
Detroit City Water Supply System Revenue, Senior Lien, Series
A, 5.25%, 7/1/27 (Prerefunded 7/1/21) (2)	2,775	2,924
Detroit Downtown Dev. Auth. , Series A, 5.00%, 7/1/24 (4)	975	1,138
Great Lakes Water Auth. Water Supply System Revenue, Series
A, 5.00%, 7/1/25	1,500	1,781
Great Lakes Water Auth. Water Supply System Revenue, Senior
Lien, Series C, 5.00%, 7/1/23	2,780	3,166
Great Lakes Water Auth. Water Supply System Revenue, Senior
Lien, Series C, 5.00%, 7/1/27	5,800	7,037
Michigan Building Auth. , Series I, 5.00%, 10/15/21	1,000	1,065
Michigan Building Auth. , Series I, 5.00%, 4/15/22	750	817
Michigan, City of Detroit, GO, 5.00%, 4/1/21	1,000	1,013
Michigan, City of Detroit, GO, 5.00%, 4/1/22	850	873

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Michigan, City of Detroit, GO, 5.00%, 4/1/23	500	519
Michigan, City of Detroit, GO, 5.00%, 4/1/24	900	942
Michigan, City of Detroit, GO, 5.00%, 4/1/25	860	907
Michigan Fin. Auth. , Great Lakes Water Auth. , Senior Lien,
Series C, 5.00%, 7/1/29 (4)	2,500	2,873
Michigan Fin. Auth. , Henry Ford Health System, 5.00%,
11/15/20	325	331
Michigan Fin. Auth. , Henry Ford Health System, 5.00%,
11/15/21	925	974
Michigan Fin. Auth. , Henry Ford Health System, 5.00%,
11/15/22	1,475	1,605
Michigan Fin. Auth. , Local Gov't Loan Program, 5.00%, 7/1/27
(4)	2,850	3,294
Michigan Fin. Auth. , Local Gov't Loan Program, 5.00%, 7/1/29	1,500	1,702
Michigan Hosp. Fin. Auth. , Trinity Health Credit Group, Series C,
5.00%, 12/1/20	775	792
Michigan Hosp. Fin. Auth. , Trinity Health Credit Group, Series C,
5.00%, 12/1/21	775	825
Michigan Hosp. Fin. Auth. , Trinity Health Credit Group, Series C,
5.00%, 12/1/22	500	550
Michigan Hosp. Fin. Auth. , Trinity Health Credit Group, Series C,
5.00%, 12/1/23	550	625
Michigan Hosp. Fin. Auth. , Trinity Health Credit Group, Series C,
5.00%, 12/1/24	975	1,139
Wayne County Airport Auth. , Series A, 4.00%, 12/1/20 (1)(4)	2,665	2,698
Wayne County Airport Auth. , Series A, 5.00%, 12/1/22	2,220	2,407
Wayne County Airport Auth. , Series A, 5.00%, 12/1/23	430	479
Wayne County Airport Auth. , Series A, 5.00%, 12/1/24	500	571
Wayne County Airport Auth. , Series B, 5.00%, 12/1/20 (1)	550	559
Wayne County Airport Auth. , Series B, 5.00%, 12/1/21 (1)	1,185	1,245
Wayne County Airport Auth. , Series B, 5.00%, 12/1/22 (1)	1,215	1,314
Wayne County Airport Auth. , Series B, 5.00%, 12/1/23 (1)	2,195	2,436
Wayne County Airport Auth. , Series B, 5.00%, 12/1/24 (1)	2,385	2,706
Wayne County Airport Auth. , Series B, 5.00%, 12/1/25 (1)	2,405	2,775

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Wayne County Airport Auth. , Series C, 5.00%, 12/1/22	3,000	3,061
		66,611

Minnesota 2.2%
Minnesota, Series A, GO, 5.00%, 8/1/23	4,000	4,602
Minnesota, Series A, GO, 5.00%, 8/1/24	5,000	5,966
Minnesota, Series A, GO, 5.00%, 8/1/26	5,320	6,745
Minnesota, Series D, GO, 5.00%, 10/1/24	8,675	10,412
Minnesota, Series D, GO, 5.00%, 8/1/21	3,220	3,403
Minnesota, Series D, GO, 5.00%, 10/1/21	2,120	2,257
Minnesota, Series D, GO, 5.00%, 8/1/27	7,875	9,669
		43,054

Missouri 0.2%
Missouri HEFA, SSM Health Care, Series A, 5.00%, 6/1/26	1,620	1,841
Saint Louis Airport, Series B, 5.00%, 7/1/21 (1)(4)	400	416
Saint Louis Airport, Series B, 5.00%, 7/1/22 (1)(4)	450	483
Saint Louis Airport, Series B, 5.00%, 7/1/23 (1)(4)	215	238
Saint Louis Airport, Series B, 5.00%, 7/1/24 (1)(4)	840	953
Saint Louis Airport, Series B, 5.00%, 7/1/25 (1)(4)	375	435
		4,366

Montana 0.1%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/21	760	760
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/22	685	685
		1,445

Nebraska 0.4%
Central Plains Energy, Project No. 3, 5.00%, 9/1/42	4,070	4,373
Central Plains Energy, Project No. 3, GO, 5.00%, 9/1/32	3,000	3,224

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Central Plains Energy, Project No. 4, GO, VRDN, 5.00%, 3/1/50
(Tender 1/1/24)	40	44
		7,641

Nevada 0.8%
Clark County, Transportation Improvement, Series B, GO,
5.00%, 12/1/22	6,495	7,260
Clark County Dept. of Aviation, Airport Improvement, Series A,
5.00%, 7/1/21	3,000	3,130
Clark County Dept. of Aviation, Airport Improvement, Las Vegas-
McCarran Int'l. , Series A-1, 5.00%, 7/1/22 (1)	1,700	1,828
Clark County Dept. of Aviation, Airport Improvement, Las Vegas-
McCarran Int'l. , Passenger Fac. Charge, Series B, 5.00%,
7/1/21 (1)	2,405	2,503
		14,721

New Jersey 1.1%
New Jersey Economic Dev. Auth. , The Goethals, 5.00%,
7/1/22 (1)	1,650	1,755
New Jersey EFA, Princeton Univ. , Series B, 5.00%, 7/1/21	2,660	2,802
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/25	5,500	5,895
New Jersey Transportation Trust Fund Auth. , Federal Highway
Reimbursement, Series A, 5.00%, 6/15/24	3,085	3,335
New Jersey Transportation Trust Fund Auth. , Transportation
System, Series A, 5.00%, 12/15/24	1,775	1,880
New Jersey Turnpike Auth. , Series A, 5.00%, 1/1/35
(Prerefunded 1/1/22) (2)	3,500	3,765
Tobacco Settlement Fin. , Series A, 5.00%, 6/1/22	1,760	1,887
		21,319

New Mexico 0.3%
New Mexico Hosp. Equipment Loan Council, Series B, VRDN,
5.00%, 8/1/49 (Tender 8/1/25)	4,850	5,679
		5,679

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
New York 10.7%
Brooklyn Arena Local Dev. Corp. , Barclays Center, Series A,
5.00%, 7/15/20	760	761
Brooklyn Arena Local Dev. Corp. , Barclays Center, Series A,
5.00%, 7/15/21	1,700	1,725
Brooklyn Arena Local Dev. Corp. , Barclays Center, Series A,
5.00%, 7/15/22	975	996
Brooklyn Arena Local Dev. Corp. , Barclays Center, Series A,
5.00%, 7/15/23	1,250	1,287
Brooklyn Arena Local Dev. Corp. , Barclays Center, Series A,
5.00%, 7/15/24	3,000	3,107
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 4.00%, 12/1/21 (5)	1,500	1,551
Dormitory Auth. of the State of New York, Personal Income Tax
General Purpose Bond, Series A, 5.00%, 12/15/23	3,400	3,780
Metropolitan Transportation Auth. , Series D, 5.00%, 11/15/20	5,000	5,033
Metropolitan Transportation Auth. , Series D, 5.00%, 11/15/21	3,750	3,834
Metropolitan Transportation Auth. , Series D-1, BAN, 5.00%,
9/1/22	14,780	15,177
Nassau County Local Economy Assistance Corp. , Winthrop
Univ. Hosp. , 5.00%, 7/1/22	1,000	1,084
New York City, Series 1, GO, 5.00%, 8/1/25	5,400	6,535
New York City, Series B, GO, 5.00%, 8/1/23	6,370	7,267
New York City, Series C, GO, 5.00%, 8/1/22	8,755	9,637
New York City, Series C, GO, 5.00%, 8/1/23	10,000	11,408
New York City, Series D, GO, 5.00%, 8/1/24	13,145	14,566
New York City, Series D, GO, 5.00%, 8/1/28	6,085	6,717
New York City, Series E, GO, 5.00%, 8/1/21	6,000	6,048
New York City, Series G, GO, 5.00%, 8/1/21	4,400	4,641
New York City Transitional Fin. Auth. , Building Aid Revenue,
Unrefunded Balance, Series S-1, 5.00%, 7/15/20	195	196
New York City Transitional Fin. Auth. , Building Aid Revenue,
Unrefunded Balance, Series S-2, 5.00%, 7/15/20	170	171
New York City Transitional Fin. Auth. , Future Tax Secured,
Series F1, 5.00%, 5/1/22	10,000	10,896

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
New York State Dormitory Auth. , Bidding Group, GO, 5.00%,
3/15/24 (3)	5	6
New York State Dormitory Auth. , Bidding Group 2, Unrefunded
Balance, GO, 5.00%, 3/15/24	9,795	11,398
New York State Dormitory Auth. , Personal Income Tax General
Purpose Bond, Series B, GO, 5.00%, 2/15/28	7,350	9,318
New York State Dormitory Auth. , Personal Income Tax General
Purpose Bond, Series B, GO, 5.00%, 2/15/29	9,855	12,425
New York State Dormitory Auth. , Sales Tax Revenue, Series A,
GO, 5.00%, 3/15/28	6,985	8,749
New York State Transportation Dev. , American Airlines, 5.00%,
8/1/26 (1)	2,020	1,947
New York State Transportation Dev. , American Airlines, John F.
Kennedy Int'l. Airport, 5.00%, 8/1/21 (1)	2,200	2,183
New York State Transportation Dev. , Delta Airlines, 5.00%,
1/1/22 (1)	2,520	2,551
New York State Transportation Dev. , Terminal One Group,
5.00%, 1/1/23 (1)	4,055	4,096
New York State Urban Dev. , Personal Income Tax, Series A,
5.00%, 3/15/23	7,100	7,983
New York State Urban Dev. , Personal Income Tax, Series A,
5.00%, 3/15/24	3,275	3,816
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/22 (1)	6,850	7,489
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26 (1)	10,030	12,113
Sales Tax Asset Receivable Corp. , Series A, 5.00%, 10/15/22	3,310	3,694
Sales Tax Asset Receivable Corp. , Series A, GO, 5.00%,
10/15/30	2,000	2,353
Suffolk County Economic Dev. Corp. , Catholic Health Services
of Long Island, 5.00%, 7/1/20	345	346
		206,884

North Carolina 2.4%
New Hanover County, Regional Medical Center, 5.00%, 10/1/28	1,560	1,629
North Carolina Eastern Municipal Power Agency, Series D,
5.00%, 1/1/23 (Prerefunded 7/1/22) (2)	10,430	11,448

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)

North Carolina Medical Care Commission, Cape Fear Valley
Health System, 5.00%, 10/1/23	9,785	10,625

North Carolina Medical Care Commission, Retirement Fac. First
Meeting, 4.00%, 1/1/25	250	247

North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/20	105	105

North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/21	120	121

North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/22	215	217

North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/23	150	151

North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/24	180	182

North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/25	125	126

North Carolina Medical Care Commission, United Methodist
Retirement Home, 5.00%, 10/1/27	175	180

North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/22	350	357

North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/23	400	410

North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/24	950	979

North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/26	750	777

North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/28	1,575	1,827

North Carolina Medical Care Commission, Wake Forest Baptist,
5.00%, 12/1/27	1,125	1,212

North Carolina Medical Care Commission, Wake Forest Baptist,
Series B, 5.00%, 12/1/23	2,000	2,183

North Carolina Medical Care Commission, Wake Forest Baptist,
Series C, 5.25%, 6/1/25	4,295	4,310

North Carolina Municipal Power Agency #1, Catawba Electric,
Series E, 5.00%, 1/1/23	1,500	1,662

North Carolina Turnpike Auth. , 5.00%, 1/1/21	900	924

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Wake County, Series C, GO, 5.00%, 3/1/23	6,200	7,011
		46,683

Ohio 0.6%
Cleveland Airport System Revenue, Series B, 5.00%, 1/1/22 (1)	900	953
Cleveland Airport System Revenue, Series B, 5.00%, 1/1/23 (1)	1,200	1,305
Cleveland Airport System Revenue, Series B, 5.00%, 1/1/24 (1)	1,200	1,338
Columbus, Series A, GO, 5.00%, 4/1/24	1,810	2,130
Columbus, Series A, GO, 5.00%, 4/1/25	3,445	4,185
Hamilton County, Life Enriching Community, 4.00%, 1/1/21	150	150
Hamilton County, Life Enriching Community, 5.00%, 1/1/22	100	101
Hamilton County, Life Enriching Community, 5.00%, 1/1/23	100	101
Hamilton County, Life Enriching Community, 5.00%, 1/1/24	150	152
Hamilton County, Life Enriching Community, 5.00%, 1/1/25	200	204
Hamilton County, Life Enriching Community, 5.00%, 1/1/26	150	153
		10,772

Oklahoma 0.4%
Grand River Dam Auth. , Series A, 5.00%, 6/1/23	2,000	2,278
Norman Regional Hosp. Auth. , 5.00%, 9/1/20	1,820	1,835
Norman Regional Hosp. Auth. , 5.00%, 9/1/21	1,675	1,744
Norman Regional Hosp. Auth. , 5.00%, 9/1/22	2,060	2,208
		8,065

Oregon 0.5%
Multnomah County School Dist. No 1, GO, 5.00%, 6/15/24	8,250	9,778
		9,778

Pennsylvania 3.3%
Allegheny County Hosp. Dev. Auth. , Univ. of Pittsburgh Medical
Center, 5.00%, 7/15/20	1,200	1,206

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Allegheny County Hosp. Dev. Auth. , Univ. of Pittsburgh Medical
Center, 5.00%, 7/15/21	1,000	1,045
Allegheny County Hosp. Dev. Auth. , Univ. of Pittsburgh Medical
Center, 5.00%, 7/15/22	1,050	1,138
Butler County Hosp. Auth. , 4.00%, 7/1/20	1,175	1,177
Butler County Hosp. Auth. , 4.00%, 7/1/21	325	333
Butler County Hosp. Auth. , 5.00%, 7/1/22	315	336
Butler County Hosp. Auth. , 5.00%, 7/1/23	355	389
Butler County Hosp. Auth. , 5.00%, 7/1/24	1,550	1,734
Butler County Hosp. Auth. , 5.00%, 7/1/25	500	570
Butler County Hosp. Auth. , 5.00%, 7/1/26	450	506
Butler County Hosp. Auth. , 5.00%, 7/1/27	490	549
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/21	6,500	6,754
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/22	1,000	1,077
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/23	1,000	1,112
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/24	2,000	2,292
Delaware River Port Auth. , Series B, 5.00%, 1/1/22	6,690	7,163
Delaware River Port Auth. , Series B, 5.00%, 1/1/23	2,250	2,506
Lehigh, Lehigh Valley Health Network, 5.00%, 7/1/22	1,300	1,402
Lehigh, Lehigh Valley Health Network, 5.00%, 7/1/23	1,300	1,448
Lehigh, Lehigh Valley Health Network, 5.00%, 7/1/24	1,700	1,949
Northampton County General Purpose Auth. , St. Luke's Health
Univ. , FRN, 70% of 1M USD LIBOR + 1.04%, 1.30%, 8/15/48
(Tender 8/15/24)	4,900	4,846
Pennsylvania, GO, 5.00%, 9/15/22	10,250	11,324
Pennsylvania, Series 2, GO, 5.00%, 10/15/21	2,850	3,034
Philadelphia, Series A, GO, 5.00%, 8/1/21	1,500	1,575
Philadelphia, Series A, GO, 5.00%, 8/1/22	1,660	1,812
Philadelphia, Series A, GO, 5.00%, 8/1/23	1,270	1,436
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/20	775	777
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/21	975	1,008

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/22	1,175	1,249
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/23	1,175	1,279
		63,026

Puerto Rico 0.9%
Puerto Rico Sales Tax Fin. , Series A-1, 4.50%, 7/1/34	4,103	4,140
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/24	5,000	4,397
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/27	6,213	4,900
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/31	7,000	4,599
		18,036

Rhode Island 0.5%
Rhode Island Commerce Corp. , GAN, Series A, 5.00%, 6/15/20	1,050	1,052
Rhode Island Commerce Corp. , GAN, Series A, 5.00%, 6/15/21	3,125	3,268
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/20	2,355	2,366
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/22	550	572
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/23	550	580
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/24	1,290	1,375
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/25	415	446
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/26	450	487
		10,146

South Carolina 2.1%
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%,
10/1/48 (Tender 2/1/24)	15,745	17,140
Piedmont Municipal Power Agency, Electric, Series A, 5.00%,
1/1/23	2,080	2,307

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
South Carolina Jobs Economic Dev. Auth. , Bon Secours Health
System, 5.00%, 11/1/24 (Prerefunded 11/1/22) (2)	3,000	3,340
South Carolina Jobs Economic Dev. Auth. , Bon Secours Health
System, VRDN, 5.00%, 12/1/48 (Tender 10/1/25)	4,575	5,335
South Carolina Ports Auth. , 5.00%, 7/1/21 (1)	3,650	3,800
South Carolina Ports Auth. , 5.00%, 7/1/23 (1)	2,555	2,811
South Carolina Ports Auth. , 5.00%, 7/1/24 (1)	850	957
South Carolina Ports Auth. , 5.25%, 7/1/55 (Prerefunded
7/1/25) (1)(2)	3,240	4,004
		39,694

South Dakota 0.1%
South Dakota HEFA, Sanford Obligated Group, 5.00%, 11/1/29	1,000	1,155
		1,155

Tennessee 2.8%
Chattanooga Health Ed. Housing Fac. Board, CDFI Phase I,
5.00%, 10/1/20	1,270	1,278
Chattanooga Health Ed. Housing Fac. Board, CDFI Phase I,
5.00%, 10/1/22	1,045	1,074
Chattanooga Health Ed. Housing Fac. Board, CDFI Phase I,
5.00%, 10/1/23	650	673
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, Series A, 5.00%, 7/1/20	1,255	1,259
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, Series A, 5.00%, 7/1/21	1,250	1,302
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, Series A, 5.00%, 7/1/22	3,250	3,457
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, Series A, 5.00%, 7/1/23	4,200	4,577
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, Series A, 5.00%, 7/1/24	3,025	3,274
Metropolitan Gov't. of Nashville & Davidson County,
Improvement, GO, 5.00%, 7/1/24	17,760	21,090
Metropolitan Gov't. of Nashville & Davidson County, Unrefunded
Balance, GO, 5.00%, 7/1/23	5,065	5,565

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Metropolitan Nashville Airport, Series B, 5.00%, 7/1/25 (1)	500	584
Metropolitan Nashville Airport, Series B, 5.00%, 7/1/26 (1)	1,695	2,017
Tennergy Corp. , Series A, GO, 5.00%, 2/1/50 (Tender 10/1/24)	5,000	5,734
Tennessee Energy Acquisition, Series A, VRDN, 4.00%, 5/1/48
(Tender 5/1/23)	345	368
Tennessee Energy Acquisition, Goldman Sachs, Gas, Series C,
5.00%, 2/1/23	1,410	1,516
		53,768

Texas 11.9%
Austin Airport System Revenue, 5.00%, 11/15/27 (1)	1,780	2,024
Austin Airport System Revenue, Series B, 5.00%, 11/15/22 (1)	620	672
Austin Airport System Revenue, Series B, 5.00%, 11/15/23 (1)	600	669
Austin Airport System Revenue, Series B, 5.00%, 11/15/29 (1)	1,200	1,403
Austin Water & Wastewater System Revenue, 5.00%, 11/15/32	2,095	2,581
Central Texas Regional Mobility Auth. , 5.00%, 1/1/24	1,025	1,108
Central Texas Regional Mobility Auth. , 5.00%, 1/1/25	1,195	1,312
Central Texas Regional Mobility Auth. , 5.00%, 1/1/26	1,605	1,792
Central Texas Regional Mobility Auth. , 5.00%, 1/1/28	1,700	1,885
Central Texas Regional Mobility Auth. , Series A, 5.00%, 1/1/21	500	508
Clifton Higher Ed. Fin. , Intl. Leadership, Series D, 5.00%,
8/15/21	670	686
Clifton Higher Ed. Fin. , Intl. Leadership, Series D, 5.00%,
8/15/22	1,000	1,041
Clifton Higher Ed. Fin. , Intl. Leadership, Series D, 5.00%,
8/15/23	1,505	1,588
Clifton Higher Ed. Fin. , Intl. Leadership, Series D, 5.00%,
8/15/24	3,120	3,329
Dallas Independent School Dist. , Series A, GO, 5.00%, 2/15/23	8,615	9,697
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/22 (1)	1,785	1,933
Dallas/Fort Worth Int'l. Airport, Series C, 5.00%, 11/1/20	1,000	1,017
Garland Independent School Dist. , GO, 5.00%, 2/15/23	11,470	11,848
Grand Parkway Transportation, BAN, 5.00%, 2/1/23	5,035	5,463

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Gulf Coast Auth. , Series B, VRDN, 0.10%, 6/1/25 (1)	2,485	2,485
Harris County Cultural Ed. Fac. Fin. , 5.00%, 6/1/23	1,385	1,543
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health,
5.00%, 12/1/24	1,865	2,037
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health,
5.00%, 12/1/25	2,780	3,029
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health,
5.00%, 12/1/26	1,500	1,825
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health,
VRDN, 5.00%, 7/1/49 (Tender 12/1/22)	1,825	1,982
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health,
VRDN, 5.00%, 7/1/49 (Tender 12/1/24)	1,880	2,145
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
5.00%, 10/1/28	3,110	3,704
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
VRDN, 5.00%, 10/1/41 (Tender 10/1/24)	4,000	4,720
Harris County Metropolitan Transit Auth. , Sales & Use Tax,
Series B, 5.00%, 11/1/22	10,915	12,123
Houston, Series A, GO, 5.00%, 3/1/21	1,375	1,424
Houston, Series A, GO, 5.00%, 3/1/22	725	785
Houston Airport System Revenue, Series A, 5.00%, 7/1/22 (1)	2,605	2,710
Houston Airport System Revenue, Series B-2, 5.00%,
7/15/20 (1)	4,750	4,738
Houston Airport System Revenue, United Airlines, Terminal
Improvement, Series C, 5.00%, 7/15/20 (1)	4,900	4,887
Houston Combined Utility System, Series B, 4.00%, 11/15/21	800	844
Houston Combined Utility System, Series B, 5.00%, 11/15/22	800	893
Houston Combined Utility System, Series B, 5.00%, 11/15/23	975	1,131
Houston Hotel Occupancy Tax & Special Revenue, 5.00%,
9/1/21	3,000	2,999
Houston Hotel Occupancy Tax & Special Revenue, 5.00%,
9/1/22	2,500	2,503
Houston Independent School Dist. , Permanent School Fund,
GO, 5.00%, 2/15/25	3,830	4,613
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (1)	1,000	1,013

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Lower Colorado River Auth. , 5.00%, 5/15/21	1,725	1,801
Lower Colorado River Auth. , 5.00%, 5/15/22	2,180	2,275
Lower Colorado River Auth. , GO, 5.00%, 5/15/23	725	820
Lower Colorado River Auth. , GO, 5.00%, 5/15/24	1,045	1,224
Lower Colorado River Auth. , Series A, 5.00%, 5/15/21	2,025	2,114
Lower Colorado River Auth. , Transmission Services, GO, 5.00%,
5/15/24	270	316
Lower Colorado River Auth. , Transmission Services, GO, 5.00%,
5/15/25	1,000	1,206
North Texas Tollway Auth. , 1st Tier, Series 2014-A, 5.00%,
1/1/22	1,200	1,287
North Texas Tollway Auth. , 1st Tier, Series 2016-A, 5.00%,
1/1/22	2,000	2,146
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/23	2,320	2,578
North Texas Tollway Auth. , 1st Tier, Series A, 5.00%, 1/1/27	4,425	5,031
North Texas Tollway Auth. , 1st Tier, Series B, 5.00%, 1/1/21	350	360
North Texas Tollway Auth. , 1st Tier, Series B, 5.00%, 1/1/22	500	536
North Texas Tollway Auth. , Special Projects, Series D, 5.00%,
9/1/29 (Prerefunded 9/1/21) (2)	3,285	3,478
North Texas Tollway Auth. , Series A, 5.00%, 1/1/23	2,400	2,667
North Texas Tollway Auth. , Series A, 5.00%, 1/1/24	10,000	11,125
North Texas Tollway Auth. , Series A, 5.50%, 9/1/41
(Prerefunded 9/1/21) (2)	2,000	2,130
Plano Independent School Dist. , Permanent School Fund,
Series A, GO, 5.00%, 2/15/22	1,775	1,921
San Antonio, GO, 5.00%, 2/1/23	5,880	6,631
San Antonio Electric & Gas, 5.00%, 2/1/23	4,380	4,923
Tarrant County Cultural Ed. Fac. Fin. , Series A, 5.00%, 11/15/21	925	960
Tarrant County Cultural Ed. Fac. Fin. , Series A, 5.00%, 11/15/22	885	939
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Series A, 5.25%, 12/15/25	2,500	2,937
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Series D, 6.25%, 12/15/26	19,180	22,033
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/25	1,340	1,426

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Texas Municipal Gas Acquisition & Supply III, Macquarie Group,
5.00%, 12/15/24	5,090	5,431
Texas Municipal Gas Acquisition & Supply III, Macquarie Group,
5.00%, 12/15/27	7,185	7,618
Texas State Univ. System, Series A, 5.00%, 3/15/22	2,000	2,170
Texas State Univ. System, Series A, 5.00%, 3/15/23	1,000	1,129
Texas Transportation Commission, 1st Tier, 5.00%, 10/1/23	7,325	8,457
Texas Transportation Commission State Highway Fund, Series
A, 5.00%, 4/1/23	4,000	4,530
Univ. of Texas, Series I, 5.00%, 8/15/21	3,000	3,175
		230,063

Utah 0.7%
Salt Lake City Airport Revenue, Series A, 5.00%, 7/1/23 (1)	4,475	4,939
Salt Lake City Airport Revenue, Series A, 5.00%, 7/1/26 (1)	1,000	1,181
Salt Lake City Airport Revenue, Series A, 5.00%, 7/1/27 (1)	2,000	2,401
Utah, Series B, GO, 5.00%, 7/1/24	4,250	5,066
		13,587

Virginia 6.5%
Arlington County IDA, Virginia Hospital Center, 5.00%, 7/1/23	375	418
Arlington County IDA, Virginia Hospital Center, 5.00%, 7/1/24	825	945
Arlington County IDA, Virginia Hospital Center, 5.00%, 7/1/28	880	1,097
Chesapeake Bay Bridge & Tunnel Dist. , BAN, 5.00%, 11/1/23	10,150	10,910
Fairfax County IDA, Inova Health, 5.00%, 8/15/23	7,945	8,537
Fairfax County IDA, Inova Health, VRDN, 5.00%, 5/15/57
(Tender 5/15/23)	3,600	4,067
Fairfax County IDA, Inova Health, Series D, 5.00%, 5/15/27	4,000	4,297
Hampton Roads Sanitation Dist. , Wastewater, Series A, 5.00%,
7/1/22	850	935
Hampton Roads Transportation Accountability Commission,
Series A, BAN, 5.00%, 7/1/22	15,550	17,052
Norfolk Water, 5.00%, 11/1/20	1,000	1,020

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Norfolk Water, 5.00%, 11/1/22	5,000	5,577
Prince William County IDA, Novant Health, 5.00%, 11/1/26	1,870	2,038
Richmond Public Utility, Series A, 5.00%, 1/15/22	1,500	1,618
Virginia College Building Auth. , 5.00%, 2/1/26 (Prerefunded
2/1/22) (2)	11,140	12,030
Virginia College Building Auth. , 21st Century College &
Equipment Programs, Series B, 5.00%, 2/1/24	9,400	10,966
Virginia College Building Auth. , Public Higher Ed. Fin. Program,
Series A, 5.00%, 9/1/21	2,045	2,168
Virginia College Building Auth. , Public Higher Ed. Fin. Program,
Series B, 5.00%, 9/1/23	4,000	4,598
Virginia Commonwealth Transportation Board, GAN, 5.00%,
9/15/21	1,975	2,098
Virginia Public Building Auth. , Series B, GO, 5.00%, 8/1/24	3,000	3,578
Virginia Public Building Auth. , Series B, GO, 5.00%, 8/1/25	1,325	1,634
Virginia Public Building Auth. , Series B, GO, 5.00%, 8/1/26	2,000	2,538
Virginia Public School Auth. , 5.00%, 8/1/27	4,000	4,900
Virginia Public School Auth. , 1997 Resolution, Series 2016B,
5.00%, 8/1/22	3,255	3,574
Virginia Public School Auth. , 1997 Resolution, Series 2018B,
5.00%, 8/1/22	2,825	3,102
Virginia Public School Auth. , 1997 Resolution, Series B, 5.00%,
8/1/21	2,800	2,958
Virginia Transportation Board, Capital Projects, Series A, 5.00%,
5/15/22	775	847
Virginia Transportation Board, Federal Highway, GAN, 5.00%,
9/15/23	10,000	11,548
		125,050

Washington 2.0%
Energy Northwest, Columbia Generating, Series A, 5.00%,
7/1/23	6,745	7,083
Port of Seattle, Series C, 5.00%, 4/1/21 (1)	1,125	1,163
Univ. of Washington, Series A, VRDN, 5.00%, 5/1/48 (Tender
5/1/22)	10,400	11,086
Washington, Series A-1, GO, 5.00%, 8/1/27	4,130	5,066

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

	Par	$ Value
(Amounts in 000s)
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/21	3,450	3,646
Washington Health Care Fac. Auth. , Commonspirit Health,
Series B2, VRDN, 5.00%, 8/1/49 (Tender 8/1/25)	2,450	2,756
Washington Health Care Fac. Auth. , Commonspirit Health,
Series B-3, VRDN, 5.00%, 8/1/49 (Tender 8/1/26)	6,900	7,927
		38,727

Wisconsin 1.8%
Univ. of Wisconsin Hosp. & Clinics Auth. , Series C, VRDN,
0.05%, 4/1/48	2,300	2,300
Wisconsin, Series 2, GO, 5.00%, 11/1/21	1,400	1,496
Wisconsin, Series 2011-2, GO, 5.00%, 11/1/22	11,250	12,010
Wisconsin, Series 2017-2, GO, 5.00%, 11/1/22	5,470	6,109
Wisconsin, Series A, GO, 5.00%, 5/1/23	4,175	4,760
Wisconsin Clean Water Fund Leveraged Loan Portfolio, 5.00%,
6/1/25 (Prerefunded 6/1/24) (2)	5,000	5,924
Wisconsin HEFA, UnityPoint Health, Series A, 5.00%, 12/1/20	400	407
Wisconsin PFA, Mary's Woods at Marylhurst, Series A, 5.00%,
5/15/22 (5)	850	864
		33,870

Total Investments in Securities 99.2%
(Cost $1,867,440)		$1,914,695
Other Assets Less Liabilities 0.8%		15,163
Net Assets 100.0%		$1,929,858

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Interest subject to alternative minimum tax
(2)	Prerefunded date is used in determining portfolio maturity.
(3)	Escrowed to maturity
(4)	Insured by Assured Guaranty Municipal Corporation
(5)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,415 and represents 0.1% of net assets.
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
CDFI	Community Development Financial Institution
DFA	Development Finance Authority
DOT	Department of Transportation
EFA	Educational Facility Authority
FRN	Floating Rate Note
GAN	Grant Anticipation Note
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
MUNIPSA	SIFMA Municipal Swap Index
PFA	Public Finance Authority/Agency
RAC	Revenue Anticipation Certificate
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On May 31, 2020, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.